UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: NOVEMBER 30

Date of reporting period: MAY 31, 2020

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT May 31, 2020 (unaudited)

VANECK VECTORS®

Energy Income ETF	EINC®

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of May 31, 2020.

VANECK VECTORS ENERGY INCOME ETF

PRESIDENT’S LETTER

May 31, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession have historically been copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015–2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis—lower interest rates, asset price inflation and weak job recovery (due to different factors—varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus new case curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statement for the fund for the six month period ended May 31, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Vectors ETF Trust

June 12, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

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VANECK VECTORS ENERGY INCOME ETF

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2019 to May 31, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* December 1, 2019 – May 31, 2020
Energy Income ETF
Actual	$1,000.00	$783.70	0.46%	$2.05
Hypothetical**	$1,000.00	$1,022.70	0.46%	$2.33
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended May 31, 2020), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
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VANECK VECTORS ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

May 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 73.3%
Energy: 70.2%
118,639	Antero Midstream Corp.	$567,094
29,242	Cheniere Energy, Inc. *	1,296,883
59,012	Enbridge, Inc.	1,914,939
91,413	EnLink Midstream LLC †	215,735
47,726	Equitrans Midstream Corp. †	386,103
52,579	Gibson Energy, Inc. (CAD)	813,402
108,410	Inter Pipeline Ltd. (CAD) †	992,882
73,108	Keyera Corp. (CAD) †	1,158,599
103,904	Kinder Morgan, Inc.	1,641,683
35,209	ONEOK, Inc.	1,291,818
58,419	Pembina Pipeline Corp.	1,462,228
71,421	Plains GP Holdings LP	713,496
71,649	Targa Resources Corp.	1,281,801
40,082	TC Energy Corp.	1,804,091
93,350	Williams Cos, Inc.	1,907,141
		17,447,895
Industrials: 3.1%
27,443	Macquarie Infrastructure Corp.	779,107
Total Common Stocks (Cost: $24,028,884)		18,227,002
Number of Shares		Value

MASTER LIMITED PARTNERSHIPS: 25.7%
Energy: 25.7%
5,754	Cheniere Energy Partners LP	$194,140
10,887	DCP Midstream LP	119,757
146,855	Energy Transfer LP	1,198,337
60,159	Enterprise Products Partners LP	1,149,037
9,649	EQM Midstream Partners LP	189,603
23,397	Magellan Midstream Partners LP	1,060,820
53,858	MPLX LP	1,022,763
9,159	NuStar Energy LP	159,092
6,280	Phillips 66 Partners LP	280,590
49,062	Plains All American Pipeline LP	475,901
14,059	Shell Midstream Partners LP	189,656
4,217	TC PipeLines LP	148,228
20,760	Western Midstream Partners LP	193,898
Total Master Limited Partnerships (Cost: $7,969,392)		6,381,822
Total Investments: 99.0% (Cost: $31,998,276)		24,608,824
Other assets less liabilities: 1.0%		252,635
NET ASSETS: 100.0%		$24,861,459

Definitions:

CAD—Canadian Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,726,780.

Summary of Investments by Sector	% of Investments	Value
Energy	96.8%	$23,829,717
Industrials	3.2	779,107
	100.0%	$24,608,824

The summary of inputs used to value the Fund’s investments as of May 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Master Limited Partnerships	$6,381,822	$—	$—	$6,381,822
Common Stocks*	18,227,002	—	—	18,227,002
Total	$24,608,824	$—	$—	$24,608,824

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements.

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VANECK VECTORS ENERGY INCOME ETF

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2020 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)(2)	$24,608,824
Receivables:
Investment securities sold	36,488
Income taxes	11,280
Due from Adviser	219,241
Dividends and interest	47,625
Total assets	24,923,458

Liabilities:
Payables:
Due to custodian	61,970
Accrued expenses	29
Total liabilities	61,999
NET ASSETS	$24,861,459
Shares outstanding	639,720
Net asset value, redemption and offering price per share	$38.86

Net Assets consist of:
Aggregate paid in capital	$252,768,566
Total distributable earnings (loss)	(227,907,107)
Net assets	$24,861,459
(1) Value of securities on loan	$1,726,780
(2) Cost of investments	$31,998,276

See Notes to Financial Statements.

4

VANECK VECTORS ENERGY INCOME ETF

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2020 (unaudited)

Income:
Dividends	$536,438
Interest	1,625
Securities lending income	9,972
Foreign taxes withheld	(45,444)
Total income	502,591

Expenses:
Management fees	64,227
Interest	1,228
Total expenses	65,455
Net investment income, before taxes	437,136
Income tax expense	228,233
Reimbursement from Adviser for income tax expense	(228,233)
Net investment income	437,136

Net realized loss on:
Investments	(858,758)
In-kind redemptions	(55,136)
Foreign currency transactions and foreign denominated assets and liabilities	(4,977)
Net realized loss	(918,871)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,188,341)
Foreign currency transactions and foreign denominated assets and liabilities	885
Net change in unrealized appreciation (depreciation)	(7,187,456)
Net Decrease in Net Assets Resulting from Operations	$(7,669,191)

See Notes to Financial Statements.

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VANECK VECTORS ENERGY INCOME ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2020	Year Ended November 30, 2019
	(unaudited)
Operations:
Net investment income (loss), net of taxes	$437,136	$(271,988)
Net realized gain (loss)	(918,871)	1,226,721
Net change in unrealized appreciation (depreciation)	(7,187,456)	(2,149,500)
Net decrease in net assets resulting from operations	(7,669,191)	(1,194,767)

Distributions to shareholders
Dividends and distributions	(927,745)	(1,204,891)
Return of capital	—	(2,453,758)
Total distributions to shareholders	(927,745)	(3,658,649)

Share transactions:**
Proceeds from sale of shares	1,782,658	18,778,764
Cost of shares redeemed	(19,852,919)	(7,487,335)
Increase (decrease) in net assets resulting from share transactions	(18,070,261)	11,291,429
Total increase (decrease) in net assets	(26,667,197)	6,438,013
Net Assets, beginning of period	51,528,656	45,090,643
Net Assets, end of period	$24,861,459	$51,528,656

** Shares of Common Stock Issued (no par value) (a)
Shares sold	33,333	366,667
Shares redeemed	(400,000)	(133,333)
Net increase (decrease)	(366,667)	233,334

(a)	Share activity has been adjusted to reflect the 1 for 3 reverse share split which took place on April 15, 2020 (See Note 10).

See Notes to Financial Statements.

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VANECK VECTORS ENERGY INCOME ETF

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended May 31,		Year Ended November 30,
	2020 (1)		2019		2018		2017		2016 (2)	2015
	(unaudited)
Net asset value, beginning of period	$51.20		$58.32		$68.49		$76.29		$93.90	$222.15
Income from investment operations:
Net investment income (loss) (a)	0.67		(0.39)		0.09		0.42		(0.06)	0.30
Return of capital (a)	—		5.55		5.85		5.64		2.25	17.25
Net realized and unrealized loss on investments	(11.58)		(6.97)		(10.29)		(7.89)		(12.18)	(125.70)
Total from investment operations	(10.91)		(1.81)		(4.35)		(1.83)		(9.99)	(108.15)
Less distributions from:
Net investment income	(1.43)		(1.77)		—		—		—	—
Return of capital	—		(3.54)		(5.82)		(5.97)		(7.62)	(20.10)
Total dividends	(1.43)		(5.31)		(5.82)		(5.97)		(7.62)	(20.10)
Net asset value, end of period	$38.86		$51.20		$58.32		$68.49		$76.29	$93.90
Total return (b)	(21.63	)%(c)(f)	(3.66)%		(7.16)%		(2.67)%		(8.40)%	(51.42)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$24,861		$51,529		$45,091		$64,366		$94,563	$124,034
Ratio of total expenses to average net assets	0.46	%(d)(e)	1.41	%(g)	0.73	%(h)	0.86	%(i)	0.88%	0.56	%(j)
Ratio of net investment income (loss) to average net assets	3.06	%(d)(f)	(0.68	)%(g)	0.13	%(h)	0.55	%(i)	(0.34)%	0.19	%(j)
Portfolio turnover rate (k)	11	%(c)	106%		34%		40%		46%	62%

The financial highlights include the financial information of the Predecessor Fund through February 21, 2016 (See Note 1).

(1)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 9). Per share data prior to April 15, 2020 has been adjusted to reflect the share split.
(2)	On June 29, 2016, the Fund effected a 1 for 5 reverse share split (See Note 9). Per share data prior to June 29, 2016 has been adjusted to reflect the share split.
(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Includes income tax expense of 1.60% and adviser reimbursement of (1.60%). If the adviser had not reimbursed the Fund, the ratio would have been higher.
(f)	Includes income tax expense of 1.60% and adviser reimbursement of (1.60%). If the adviser had not reimbursed the Fund, the ratio would have been lower.
(g)	Includes income tax expense of 0.59% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(h)	Includes income tax benefit of 0.11% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(i)	Includes income tax expense of 0.04% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(j)	Includes income tax benefit of 0.29% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(k)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements.

7

VANECK VECTORS ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

The financial statements relate only to the Energy Income ETF (the “Fund”). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the MVIS® North America Energy Infrastructure Index (the “Index”). The Fund is classified as “non-diversified”. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”).

Effective February 22, 2016, the shareholders of the Yorkville High Income MLP ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the transfer of all the assets and assumption of certain of the liabilities of the Predecessor Fund, the issuance of shares of the Fund to the shareholders of the Predecessor Fund and the liquidation and termination of the Predecessor Fund. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through February 21, 2016.

Effective December 2, 2019, the Fund’s underlying benchmark index changed from the Solactive High Income MLP Index to the MVIS North American Energy Infrastructure Index, the Fund’s federal tax status changed from a taxable C-Corporation into a regulated investment company (“RIC”) and the unitary management fee rate changed from 0.82% to 0.45%.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarized the Fund’s significant accounting policies.

A.	Return of Capital Estimates—Distributions received by the Fund generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available to the Fund and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLPs’’) after the MLP’s tax reporting periods are concluded.

B.	Master Limited Partnerships—Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund invests a portion of its total assets in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in
8

corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The Fund invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

C.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

D.	Federal and Other Income Taxes—Effective December 2, 2019, the Fund changed its investment objective such that it is now the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to a RIC for current and future tax years. The Fund intends to distribute all of its taxable income to its shareholders.
9

VANECK VECTORS ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

E.	Dividends and Distributions to Shareholders—On a quarterly basis, the Fund distributes substantially all of its dividends and distributions received less Fund expenses. All distributions are recorded on the ex-dividend date. The estimated characterization of the distributions paid will be either an ordinary income, capital gain or return of capital. The Fund anticipates that a portion of current year distributions will be treated as return of capital. The actual tax characterization of the distributions made during the current year will not be determined until after the end of the fiscal year when the Fund can determine its earnings and profits and, therefore, may differ from the preliminary estimates. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2021.

F.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Fund presents securities lending and repurchase agreement assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market fund investments, if any, at May 31, 2020 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.45% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability and extraordinary expenses.

The Adviser voluntarily agreed to reimburse the Fund for any differences between the estimated and actual taxes remaining from its prior treatment as a C-corporation for tax purposes (See note 6).These amounts are reflected in the Statement of Operations and in the Financial Highlights.

Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

10

Effective November 4, 2019, State Street Bank and Trust Company is the Fund’s custodian, securities lending agent and transfer agent. Prior to November 4, 2019, Bank of New York Mellon provided these services to the Fund.

Note 4—Capital Share Transactions—As of May 31, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Fund generally consists of the in-kind contribution or distribution of securities constituting the Fund’s underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Fund may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Fund, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Fund may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statement of Changes in Net Assets.

Note 5—Investments—For the period ended May 31, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

		In-kind Capital Share Transactions
Purchases	Sales	Purchases	Sales
$5,667,918	$3,514,550	$1,683,544	$19,083,443

Note 6—Income Taxes—Prior to its conversion on December 2, 2019, the Fund was treated as a C-corporation for tax purposes. The Fund reduced its net deferred tax asset and valuation allowance as of December 2, 2019 to zero, as these amounts are no longer relevant to the future tax position of the Fund. As a RIC, the Fund will be able to utilize its existing capital loss carryovers to offset any future realized capital gains, subject to the expiration dates established when the Fund was a C-corporation. As a result of the conversion, the Fund is required to pay tax on any net built-in-gains in excess of the Fund’s net operating and capital loss carryovers determined as of its prior fiscal year end, November 30, 2019, should those gains be recognized within the subsequent five year period. Those net built-in-gains have been recognized during the period ended May 31, 2020. At November 30, 2019, the Fund estimated its income tax expense for the year ended November 30, 2019 and the tax liability for net built-in-gains based on the best information available at the time from the underlying MLP investments. The Adviser also agreed to reimburse the Fund for the actual amounts of taxes, if any, that exceeds these estimates.

For the period ended May 31, 2020, the Fund has revised its prior year tax estimate and recorded an additional tax expense as follows:

Current tax expense	$259,816
Deferred tax expense / (benefit)	45,897,419
Change in valuation allowance	(45,929,002)
Total income tax expense before reimbursement from Advisor	$228,233
Reimbursement from Advisor for income tax expense*	(228,233)
Net income tax expense	$—

*	Note 3
11

VANECK VECTORS ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

These estimates may be further adjusted as additional information becomes available from the MLPs.

As of May 31, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$32,274,075	$1,139,798	$(8,374,170)	$(7,234,372)

The tax character of dividends paid to shareholders during the year ended November 30, 2019 were as follows:

Ordinary income	$1,204,891
Return of Capital	2,453,758
Total	$3,658,649

The tax character of current year distributions will be determined at the end of the current fiscal year.

At November 30, 2019, the Fund had the following capital loss carryforwards available to offset future capital gains:

Year of Expiration	Amount
11/30/2020	$(81,997,394)
11/30/2021	(89,478,335)
11/30/2022	(12,847,636)
11/30/2023	(6,679,603)
11/30/2024	(643,500)
Total	$(191,646,468)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2020, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating the Fund’s assets in a particular industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of industries.

Under normal circumstances, the Fund invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, the market and the Fund. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

12

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Fund as directed by the Trustees. The Fund has adopted a unitary management fee where the Adviser is responsible for all expenses of the Fund. Therefore, the expense for the Plan for this Fund is included in “Management fees.”

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at May 31, 2020 are presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of May 31, 2020:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$1,726,780	$—	$1,808,078	$1,808,078

Note 10—Share Split—The Fund executed a one-for-five reverse share split for shareholders of record before the open of markets on June 29, 2016. The Fund executed a one-for-three reverse share split for shareholders of record before the open of markets on April 15, 2020.

Note 11—Bank Line of Credit—The Fund may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. The Fund has agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2020, the Fund borrowed under this Facility:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of May 31, 2020
71	$212,469	2.87%	$—

Outstanding loan balances as of May 31, 2020, if any, are reflected in the Statement of Assets and Liabilities.

Note 12—Recent Accounting Pronouncements—The Fund early adopted certain provisions of Accounting Standards Update No. 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management evaluated the additional requirements, not yet adopted, and they are not expected to have

13

VANECK VECTORS ENERGY INCOME ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

a material impact to the financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 13—Subsequent Events—The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

14

VANECK VECTORS ENERGY INCOME ETF

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

May 31, 2020 (unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period December 1, 2018 to December 31, 2019 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. During the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as "Highly Liquid Investments." Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

15

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	EINCSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date August 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date August 7, 2020

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date August 7, 2020